Segment Information - Summary of Revenue and EBITDA (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Operating Segments [Line Items]
Asset impairment charge	$ 4,970
Property Plant And Equipment And Right Of Use Assets
Disclosure Of Operating Segments [Line Items]
Asset impairment charge	5,000
Property, Plant and Equipment
Disclosure Of Operating Segments [Line Items]
Asset impairment charge	4,300
Right-of-Use Assets
Disclosure Of Operating Segments [Line Items]
Asset impairment charge	$ 700